Consolidated Statement of Changes in Shareholder's Equity (USD $) In Millions, unless otherwise specified	Total	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive (Loss)/Income	Noncontrolling Interest
Beginning Balance at Jun. 30, 2009	$ 80.5	$ 0	$ 1,071.0	$ (998.1)	$ 4.5	$ 3.1
Equity contribution	0.6		0.6
Equity compensation	2.6		2.6
Comprehensive loss:
Net earnings/(loss)	(287.0)			(289.6)		2.6
Distribution related to noncontrolling interest	(1.7)					(1.7)
Foreign currency translation adjustments	(21.5)				(21.5)
Net change in minimum pension liability, net of tax	(6.8)				(1.3)	(5.5)
Deferred compensation, net of tax	(0.3)				(0.3)
Change in unrealized loss on derivatives	(29.9)				(29.9)
Comprehensive earnings/(loss) attributable to Catalent	(347.2)
Other comprehensive income/(loss)	(53.0)
Ending Balance at Jun. 30, 2010	(263.5)	0	1,074.2	(1,287.7)	(48.5)	(1.5)
Equity contribution	3.9		3.9
Equity compensation	3.9		3.9
Comprehensive loss:
Net earnings/(loss)	(50.1)			(54.0)		3.9
Distribution related to noncontrolling interest	(2.6)					(2.6)
Foreign currency translation adjustments	62.0				62.4	(0.4)
Net change in minimum pension liability, net of tax	23.1				18.7	4.4
Deferred compensation, net of tax	0.9				0.9
Change in unrealized loss on derivatives	12.5				12.5
Comprehensive earnings/(loss) attributable to Catalent	45.8
Other comprehensive income/(loss)	94.5
Ending Balance at Jun. 30, 2011	(209.9)	0	1,082.0	(1,341.7)	46.0	3.8
Equity contribution	1.1		1.1
Equity compensation	3.7		3.7
Acquisition of Noncontrolling Interest	(64.8)		(62.9)			(1.9)
Comprehensive loss:
Net earnings/(loss)	(39.2)			(40.4)		1.2
Foreign currency translation adjustments	(27.3)				(27.3)
Net change in minimum pension liability, net of tax	(29.6)				(26.5)	(3.1)
Deferred compensation, net of tax	0.1				0.1
Change in unrealized loss on derivatives	15.2				15.2
Comprehensive earnings/(loss) attributable to Catalent	(80.8)
Other comprehensive income/(loss)	(38.5)
Ending Balance at Jun. 30, 2012	(350.7)	0	1,023.9	(1,382.1)	7.5
Equity contribution	0.7		0.7
Equity compensation	2.2		2.2
Comprehensive loss:
Net earnings/(loss)	(65.9)			(65.9)
Comprehensive earnings/(loss) attributable to Catalent	(69.6)
Other comprehensive income/(loss)	(3.7)				(3.7)
Ending Balance at Mar. 31, 2013	$ (417.4)	$ 0	$ 1,026.8	$ (1,448.0)	$ 3.8